Other Current Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Employees and related expenses	$ 648	$ 513
Accrued expenses	295	283
Other payables	4	21
Other current payables	$ 947	$ 817